LEASES - Components of lease costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
LEASES
Operating lease costs	¥ 61,388	$ 8,778	¥ 58,373	¥ 53,172
Short-term lease costs	22,995	3,228	29,478	46,220
Finance lease costs:
Depreciation of finance lease assets	823,640	117,779	120,848	22,361
Interest on finance lease liabilities	160,943	23,015	34,717	15,563
Variable lease payments	6,157	880	15,491	23,054
Total finance lease costs	¥ 990,740	$ 141,674	¥ 171,056	¥ 60,978